Acquisitions and other transactions (Details) $ in Millions, $ in Millions							12 Months Ended
	Feb. 28, 2018 AUD ($) item	Dec. 22, 2017 USD ($) shares	Sep. 29, 2017 CAD ($)	May 26, 2017 USD ($)	Jun. 16, 2016 CAD ($) $ / shares shares	Feb. 26, 2016 USD ($) oz	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 01, 2018 USD ($)	Feb. 28, 2018 USD ($)	Jan. 22, 2018 USD ($)	Dec. 19, 2017 USD ($) item	Nov. 01, 2017 USD ($)	Sep. 29, 2017 USD ($)	Sep. 07, 2017 USD ($)	Mar. 13, 2017 USD ($)
Bowen Basin Coal Royalties, Australia | Asset acquisition subsequent to year-end
Acquisitions
Number of additional exploration tenements | item	33
Cash transferred	$ 4,200,000
Royalty rate per tonne	$ 0.10
Cobre Panama Tranche Two
Acquisitions
Consideration transferred															$ 178.0
Deposit provided to acquiree							$ 1,000.0
Deposit funded on a pro-rata basis							33.33%
Percentage of first quantum's share of the capital costs							80.00%
Amount funded by the company							$ 264.4	$ 124.3
Cumulative amount funded by the company							726.6	462.2
Maximum amount of funding that can be increased							1,000.0
Capitalized costs for the project							734.4	$ 467.5
Cobre Panama Tranche Two | Asset acquisition subsequent to year-end
Acquisitions
Consideration transferred									$ 356.0		$ 356.0
Indirect interest held by Korea Resources Corp.											10.00%
U.S. Oil & Gas Royalties - Delaware Texas
Acquisitions
Deposit provided to acquiree							$ 11.0
U.S. Oil & Gas Royalties - Delaware Texas | Asset acquisition subsequent to year-end
Acquisitions
Consideration transferred										$ 101.3
U.S. Oil & Gas Royalties - STACK, Oklahoma
Acquisitions
Consideration transferred												$ 100.0	$ 27.6
Number of primary operators of lands | item												2
Canadian Oil & Gas Royalties - Orion Thermal Project, Alberta
Acquisitions
Percentage of GORR acquired			4.00%
Cash transferred			$ 92.5											$ 74.1
Railroad Royalty - Carlin Trend, Nevada
Acquisitions
Percentage of NSR				1.00%
Cash transferred				$ 0.9
U.S. Oil & Gas Royalties - Midland Basin
Acquisitions
Consideration transferred before adjustment																$ 110.0
Consideration transferred first part portfolio																89.8
Consideration transferred																$ 114.6
Castle Mountain, California
Acquisitions
Consideration transferred					$ 2.2
Royalty rate					2.65%
Common shares purchased | shares					3,636,364
Warrants held common shares | shares					1,818,182
Consideration transferred for common shares and warrants					$ 1.2
Number of common share, each warrant can exercise | shares					1
Exercise price of warrants held | $ / shares					0.64
Exercise period					5 years
Share received in exchange | shares		0.873
Gain from share exchange		$ 1.5
Shares held by company | shares		3,174,545
Warrants held by the company | shares		1,587,272
Antapaccay, Peru
Acquisitions
Consideration transferred						$ 500.0
Ounces of gold receivable for each 1,000 tonnes of copper | oz						300
Copper for 300 ounces of gold and 4,700 ounces of silver | oz						1,000
Quantity of delivered gold ounces before payable production to be purchased decreases to next threshold from initial threshold | oz						630,000
Ounces of silver receivable for each 1,l000 tonnes of copper | oz						4,700
Maximum ounces of silver receivable | oz						10,000,000
Percentage of gold and silver receivable						30.00%
Percentage of spot price of gold and silver on which on-going price is paid						20.00%
Maximum ounces of gold on which on-going price of spot price is payable | oz						750,000
Maximum ounces of silver on which on-going price of spot price is payable | oz						12,800,000
Percentage of spot price of gold and silver on which on-going price is paid after maximum ounces have been delivered						30.00%